S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - Calm Seas Acquisition Corp [Member]	Oct. 08, 2026 USD ($) shares
Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	11,525,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 300,000
Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	4,500,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,500,000